Intangible assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Intangible assets
29 Intangible assets

	Goodwill	VOBA	Future servicing rights	Software	Other	Total
Net book value

At January 1, 2020	392	952	84	69	61	1,559

Additions	-	-	-	33	11	44

Capital expenditure	-	-	-	11	-	11

Business combinations, disposals and other changes	8	-	-	(10)	-	(2)

Amortization through income statement	-	(79)	(7)	(18)	(7)	(112)

Impairment losses	-	-	-	(6)	(17)	(23)

Shadow accounting adjustments	-	15	-	-	-	15

Net exchange differences	(25)	(73)	(5)	-	(2)	(105)
At December 31, 2020	375	815	71	79	45	1,386

Gross carrying value	537	6,447	339	379	174	7,875

Accumulated amortization, depreciation and impairment losses	(161)	(5,632)	(268)	(300)	(129)	(6,489)
Net book value 2020	375	815	71	79	45	1,386

Net book value

At January 1, 2019	384	1,123	91	64	64	1,727

Additions	-	-	-	35	4	39

Capital expenditure	-	-	-	14	-	14

Business combinations, disposals and other changes	-	-	-	(9)	-	(9)

Amortization through income statement	-	(112)	(8)	(16)	(7)	(143)

Impairment losses	(3)	(11)	-	(20)	-	(34)

Shadow accounting adjustments	-	(72)	-	-	-	(72)

Net exchange differences	10	24	1	1	1	37
At December 31, 2019	392	952	84	69	61	1,559

Gross carrying value	567	7,003	366	371	173	8,479

Accumulated amortization, depreciation and impairment losses	(175)	(6,051)	(282)	(301)	(111)	(6,920)
Net book value 2019	392	952	84	69	61	1,559
Amortization and depreciation through income statement is included in Commissions and expenses. None of the intangible assets have titles that are restricted or have been pledged as security for liabilities.
With the exception of goodwill, all intangible assets have a finite useful life and are amortized accordingly. VOBA and future servicing rights are amortized over the term of the related insurance contracts, which can vary significantly depending on the maturity of the acquired portfolio. The amortization is based on either the expected future premiums, revenues or the expected gross profit margins, which for the most significant blocks of business ranges between 50 and 80 years. Future servicing rights are amortized over a period of
10
to
30
years of which 13 years remain at December 31, 2020 (2019: 15 years). Software is generally depreciated over an average period of 3 to 5 years (no changes compared to 2019).
Goodwill
The goodwill balance has been allocated across the cash-generating units which are expected to benefit from the synergies inherent in the goodwill. Goodwill is tested for impairment both annually and when there are specific indicators of a potential impairment. The recoverable amount is the higher of the value in use and fair value less costs of disposal for a cash-generating unit. The operating assumptions used in all the calculations are best estimate assumptions and based on historical data where available.
The economic assumptions used in all the calculations are based on observable market data and projections of future trends. All the cash-generating units tested showed that the recoverable amount was higher than their carrying values, including goodwill. A reasonably possible change in any key assumption is not expected to cause the carrying value of the cash-generating units to exceed its recoverable amount.

A geographical summary of the cash-generating units to which the goodwill is allocated is as follows:

Goodwill	2020	2019
Americas	168	183

The Netherlands	97	89

United Kingdom	54	57

International	26	29

Asset Management	31	34
At December 31	375	392
Goodwill in Aegon Americas is allocated to groups of cash-generating units including variable annuities, fixed annuities and the retirement plans cash-generating unit. Value in use calculations of Aegon Americas have been actuarially determined based on business plans covering a period of typically three years and pre-tax risk adjusted discount rates. Based on the value in use tests, goodwill in the Americas for the group of annuities cash-generating units (2020: EUR 116 million: 2019: EUR 127 million) and the retirement plans cash-generating unit (2020: EUR 52 million: 2019: EUR 56 million) remain unchanged from prior year except for the impact of currency translation adjustments. The value in use tests assume business plans covering a period of 3 years further extrapolated to 10 years, where the new business levels for years 4-10 assumed a 0% growth rate (2019: 0%). The pre-tax adjusted discount rate was 7.6% for both annuities and retirement plans.
For Aegon the Netherlands, goodwill was allocated to Robidus - a cash generating unit whose value in use exceeds its carrying value. The value in use calculations were based on business plans covering a period of five years, pre-tax discount rate of 7.6%, post-tax discount rate of 7.2%, and terminal growth rate at 1%. The goodwill arises mainly from new customers, future software platform developments, synergies, and assembled workforce.